Short-Term Borrowings and Long-Term Debt (Schedule of Assets Pledged as Collateral) (Details) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010
Trade accounts	¥ 1,403		¥ 17,806
Other current assets	162	[1]	573	[1]
Property, plant, and equipment	6,100		6,233
Total	27,111		55,504
Short-term Finance Receivables [Member]
Finance receivables	8,575		18,445
Long-Term Finance Receivables [Member]
Finance receivables	¥ 10,871		¥ 12,447

[1]	Other current assets represent the restricted cash which is pledged as collateral in accordance with the terms of borrowing.